Schedule of Amortization Expense of Intangible Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Intangible amortization expense	$ 23	$ 21	$ 23